Changes in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Lease Liabilities For Discount Lease Payments And Discounted Rate
When measuring lease liabilities for leases that were classified as operating leases, the Group discounted lease payments using the followings discount rates at 1 January 2019:

Discount rate
Australia	3.46% - 6.39%
Ghana	6.83% - 7.68%
South Africa	9.84%
Peru	4.50% - 4.76%
Corporate and other	4.0% - 10.25%

Reconciliation of Operating lease commitments
Reconciliation of operating lease commitments at 31 December 2018 to the lease liabilities recognised at 1 January 2019:

US$ million
Operating lease commitments at 31 December 2018 as disclosed under IAS 17 1	657.4
Reconciled as follows:
Discounting	(91.0)
Non-lease elements	(356.8)

Lease liability recognised at 1 January 2019	209.6

1
The operating lease commitments in 2018 consisted mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts were payments for non-lease
elements of the arrangement. Refer note 33.

IFRS 15 Revenue from contracts with customers
The Group applied IFRS 15 from 1 January 2018
The Group adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognised at the date of initial application (i.e. 1 January 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18 and related interpretation
s
.
IFRS 9 Financial instruments
The Group applied IFRS 9 from 1 January 2018
The Group has used an exemption not to restate comparative information for prior periods with respect to classification and measurement requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were immaterial and therefore no adjustments were required to be recognised in retained earnings and reserves as at 1 January 2018.